Share Capital (Details 5) (Warrants To Outside Agents [Member], CAD)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Warrants To Outside Agents [Member]
Number of Warrants, Nonvested, beginning of period		150,000
Total Number of Warrants, Nonvested, Issued
Total Number of Warrants, Nonvested, Exercised		150,000
Total Number of Warrants, Nonvested, Expired
Number of Warrants, Nonvested, end of period
Weighted Average Price, Nonvested, beginning of period		7.80
Weighted Average Price, Issued
Weighted Average Price, Exercised		7.80
Weighted Average Price, Expired
Weighted Average Price, Nonvested, end of period